Bingham McCutchen LLP
One Federal Street
Boston, MA 02110




	                                   April 4, 2014


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549


	Re:	Pioneer Series Trust II (the "Trust")
	        (File Nos. 333-110037 and 811-21460)
		CIK No.0001265389

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the forms of the prospectus and statement of additional information for Pioneer Select Mid Cap Growth Fund, a series of the Trust, that would have been filed by the Trust under paragraph (c) of Rule 497, does not differ from that contained in Post-Effective Amendment No. 26 to the Trust's Registration Statement on Form N-1A, filed electronically with the Commission on March 26, 2014 (Accession No. 0001265389-14-000009).

     If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.
                                                 Very truly yours,


                                              /s/ Daniel J. Hynes
                                                  Daniel J. Hynes
                                                  Senior Legal Product Manager



cc:  Jeremy B Kantrowitz, Esq.
     Toby R. Serkin, Esq.





Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820



 "Member of the UniCredit Banking Group, Register of Banking Groups."